Other general administrative expenses	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
Other general administrative expenses	Other general administrative expenses
a) Breakdown
The detail of Other general administrative expenses is as follows:

EUR million
	2025	2024	2023
Technology and systems	2,298	2,539	2,389
Property, fixtures and supplies (note 2.k)	803	797	774
Technical reports	712	724	796
Advertising	517	512	574
Taxes other than income tax	543	554	568
Communications	367	387	400
Surveillance and cash courier services	314	337	325
Per diems and travel expenses	250	232	213
Insurance premiums	86	95	88
Other administrative expenses	2,055	2,008	2,172
	7,945	8,185	8,299
The payments associated with short-term leases (leases less than or equal to 12 months) and leases of low-value assets, that the Group recognises as an expense in the income statement is not material.
b) Technical reports and other
Technical reports include the fees from the various Group companies (detailed in the accompanying appendices) for the services provided by their respective auditors, with the following detail:

EUR million
	2025	2024	2023
Audit	118.5	122.3	117.5
Audit-related services	15.0	13.6	8.6
Tax services	0.1	0.9	1.6
All other	7.1	7.4	5.9
Total	140.7	144.2	133.6
Additionally, the firm BDO has performed audit and audit-related services totalling EUR 1.9 million.
The audit services and main non-audit services included for each item in the above breakdown are detailed as follows:
•Audit services: audit of the individual and consolidated financial statements of Banco Santander and its subsidiaries (of which PwC or another network firm is the external auditor); audit of the interim consolidated financial statements of Banco Santander; integrated audits prepared in order to file the Form 20-F with the SEC and the internal control audits (SOx) for required Group's entities; limited reviews of financial statements; and regulatory reports required to the external auditors regarding several Grupo Santander entities.
•Audit-related services: issuance of comfort letters, verification services of financial and non-financial information required by regulators, and other reviews of documentation to be submitted to domestic or foreign authorities that, due to their nature, the external auditor typically provides.
•Tax services: tax compliance and advisory services provided to Group companies outside Spain, which have no direct effect on the audited financial statements and are permitted in accordance with the applicable independence regulations.
•Other services: agreed-upon procedure reports, assurance reports and special reports performed under the accepted profession's standards; as well as other reports required by the regulators.
The 'Audit' heading includes the fees for the year's audit, regardless of the date the audit was completed. Any subsequent adjustments, which are not significant, are shown in this note for each year for comparison purposes. The fees corresponding to the rest of the services are shown by reference to when the audit committee approved them.
The services commissioned from the Group's auditors meet the independence requirements under applicable European and Spanish law, the SEC rules and the Public Company Accounting Oversight Board (PCAOB), applicable to the Group, and did not involve in any case the performance of any work that is incompatible with the auditor's role.
Lastly, the Group commissioned services from audit firms other than PwC amounting to EUR 155.9 million in 2025 (EUR 206.2 million and EUR 174.1 million in 2024 and 2023, respectively).
c) Number of branches
The number of offices according to their geographical location at 31 December 2025, 2024 and 2023 is as follows:

Number of branches
	Group
	2025	2024	2023
Spain A	1,674	1,877	1,924
Group	5,450	6,209	6,594
	7,124	8,086	8,518
A. Includes branches in Spain of the Digital Consumer Bank business.
Note: Branches corresponding to the Group's business held for sale in Poland are included.
Note: The figures for 2025 and 2024 include CartaSur points of sale and banking service points (PAB) in Argentina and exclude operational points that do not provide customer service in Colombia.